American Funds Target Date Retirement Series® Prospectus Supplement August 14, 2017 (for prospectus dated April 7, 2017, as supplemented to date)

1.	The first footnote in the “Shareholder fees” table in the “Fees and expenses of the fund” section of the prospectus for each series fund of the series is amended in its entirety to read as follows:

A contingent deferred sales charge of 1.00% applies on certain redemptions made within 18 months following purchases of $1 million or more made without an initial sales charge. Contingent deferred sales charge is calculated based on the lesser of the offering price and market value of shares being sold.

2. The “Fees and expenses of the fund” section of the prospectus for each of the funds listed below is amended by replacing information on Class A shares in the “Annual fund operating expenses” table and the cumulative estimated expense example table under the heading “Example” with the respective information shown below. Expense information for all other share classes remains unchanged. Except as indicated below each table, footnotes in the prospectus remain unchanged.

American Funds 2060 Target Date Retirement Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)		Example
Share class:	A	Share class:	A
Management fees	none	1 year	$ 653
Distribution and/or service (12b-1) fees	0.26%[4]	3 years	861
Other expenses	0.35	5 years	1,086
Acquired (underlying) fund fees and expenses	0.41	10 years	1,731
Total annual fund operating expenses	1.02
Expense reimbursement[3]	0.21
Total annual fund operating expenses after expense reimbursement	0.81
[4]	Restated to reflect current fees.

American Funds 2055 Target Date Retirement Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)		Example
Share class:	A	Share class:	A
Management fees	none	1 year	$ 654
Distribution and/or service (12b-1) fees	0.27%[4]	3 years	822
Other expenses	0.14	5 years	1,004
Acquired (underlying) fund fees and expenses	0.41	10 years	1,530
Total annual fund operating expenses	0.82
[4]	Restated to reflect current fees.

American Funds 2050 Target Date Retirement Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)		Example
Share class:	A	Share class:	A
Management fees	none	1 year	$ 652
Distribution and/or service (12b-1) fees	0.26%[4]	3 years	816
Other expenses	0.13	5 years	994
Acquired (underlying) fund fees and expenses	0.41	10 years	1,508
Total annual fund operating expenses	0.80
[4]	Restated to reflect current fees.

American Funds 2045 Target Date Retirement Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)		Example
Share class:	A	Share class:	A
Management fees	none	1 year	$ 651
Distribution and/or service (12b-1) fees	0.25%[4]	3 years	813
Other expenses	0.13	5 years	989
Acquired (underlying) fund fees and expenses	0.41	10 years	1,497
Total annual fund operating expenses	0.79
[4]	Restated to reflect current fees.

American Funds 2040 Target Date Retirement Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)		Example
Share class:	A	Share class:	A
Management fees	none	1 year	$ 652
Distribution and/or service (12b-1) fees	0.26%[4]	3 years	816
Other expenses	0.13	5 years	994
Acquired (underlying) fund fees and expenses	0.41	10 years	1,508
Total annual fund operating expenses	0.80
[4]	Restated to reflect current fees.

American Funds 2035 Target Date Retirement Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)		Example
Share class:	A	Share class:	A
Management fees	none	1 year	$ 650
Distribution and/or service (12b-1) fees	0.26%[4]	3 years	810
Other expenses	0.12	5 years	983
Acquired (underlying) fund fees and expenses	0.40	10 years	1,486
Total annual fund operating expenses	0.78
[4]	Restated to reflect current fees.

American Funds 2030 Target Date Retirement Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)		Example
Share class:	A	Share class:	A
Management fees	none	1 year	$ 648
Distribution and/or service (12b-1) fees	0.25%[4]	3 years	804
Other expenses	0.12	5 years	973
Acquired (underlying) fund fees and expenses	0.39	10 years	1,463
Total annual fund operating expenses	0.76
[4]	Restated to reflect current fees.

American Funds 2025 Target Date Retirement Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)		Example
Share class:	A	Share class:	A
Management fees	none	1 year	$ 648
Distribution and/or service (12b-1) fees	0.26%[4]	3 years	804
Other expenses	0.13	5 years	973
Acquired (underlying) fund fees and expenses	0.37	10 years	1,463
Total annual fund operating expenses	0.76
[4]	Restated to reflect current fees.

American Funds 2020 Target Date Retirement Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)		Example
Share class:	A	Share class:	A
Management fees	none	1 year	$ 646
Distribution and/or service (12b-1) fees	0.26%[4]	3 years	798
Other expenses	0.13	5 years	963
Acquired (underlying) fund fees and expenses	0.35	10 years	1,441
Total annual fund operating expenses	0.74
[4]	Restated to reflect current fees.

American Funds 2015 Target Date Retirement Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)		Example
Share class:	A	Share class:	A
Management fees	none	1 year	$ 645
Distribution and/or service (12b-1) fees	0.27%[4]	3 years	795
Other expenses	0.13	5 years	958
Acquired (underlying) fund fees and expenses	0.33	10 years	1,429
Total annual fund operating expenses	0.73
[4]	Restated to reflect current fees.

American Funds 2010 Target Date Retirement Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)		Example
Share class:	A	Share class:	A
Management fees	none	1 year	$ 644
Distribution and/or service (12b-1) fees	0.25%[4]	3 years	792
Other expenses	0.14	5 years	953
Acquired (underlying) fund fees and expenses	0.33	10 years	1,418
Total annual fund operating expenses	0.72
[4]	Restated to reflect current fees.

3. The third paragraph under the heading “Class A shares” in the “Sales charges” section of the prospectus is amended and restated as follows:

Except as provided below, investments in Class A shares of $1 million or more will be subject to a 1% contingent deferred sales charge if the shares are sold within 18 months of purchase. The contingent deferred sales charge is based on the original purchase cost or the current market value of the shares being sold, whichever is less. Class A shares purchased before
August 14, 2017 are subject to a contingent deferred sales charge period of 12 months.

Keep this supplement with your prospectus.

Lit. No. MFGEBS-253-0817P Printed in USA CGD/AFD/10039-S63464

THE FUND MAKES AVAILABLE A SPANISH TRANSLATION OF THE ABOVE PROSPECTUS SUPPLEMENT IN CONNECTION WITH THE PUBLIC OFFERING AND SALE OF ITS SHARES. THE ENGLISH LANGUAGE PROSPECTUS SUPPLEMENT ABOVE IS A FAIR AND ACCURATE REPRESENTATION OF THE SPANISH EQUIVALENT.

/s/	STEVEN I. KOSZALKA
STEVEN I. KOSZALKA
SECRETARY

Statement of Additional Information Supplement August 14, 2017

For the following funds and series with statements of additional information dated April 7, 2017-August 1, 2017 (each as supplemented to date)

AMCAP Fund®	Capital World Bond Fund®
American Balanced Fund®	Capital World Growth and Income Fund®
American Funds College Target Date Series®	EuroPacific Growth Fund®
American Funds Corporate Bond Fund®	Fundamental Investors®
American Funds Developing World Growth and Income FundSM	The Growth Fund of America®
American Funds Emerging Markets Bond Fund®	The Income Fund of America®
American Funds Global Balanced FundSM	Intermediate Bond Fund of America®
American Funds Inflation Linked Bond Fund®	International Growth and Income FundSM
American Funds Mortgage Fund®	The Investment Company of America®
American Funds Portfolio SeriesSM	Limited Term Tax-Exempt Bond Fund of America®
American Funds Retirement Income Portfolio SeriesSM	The New Economy Fund®
American Funds Short-Term Tax-Exempt Bond Fund®	New Perspective Fund®
American Funds Strategic Bond FundSM	New World Fund®
American Funds Target Date Retirement Series®	Short-Term Bond Fund of America®
American Funds Tax-Exempt Fund of New York®	SMALLCAP World Fund®
American High-Income Municipal Bond Fund®	The Tax-Exempt Bond Fund of America®
American High-Income Trust®	The Tax-Exempt Fund of California®
American Mutual Fund®	U.S. Government Securities Fund®
The Bond Fund of America®	Washington Mutual Investors FundSM
Capital Income Builder®

The first paragraph under the heading “Payment of service fees” in the “Management of the fund” section of the statement of additional information is amended and restated as follows:

Payment of service fees — For purchases of less than $1 million, payment of service fees to investment dealers generally begins accruing immediately after establishment of an account in Class A, C, 529-A or 529-C shares. For purchases of $1 million or more, payment of service fees to investment dealers generally begins accruing 12 months after establishment of an account in Class A or 529-A shares. Service fees are not paid on certain investments made at net asset value including accounts established by registered representatives and their family members as described in the “Sales charges” section of the prospectus.

Keep this supplement with your statement of additional information.

Lit. No. MFGEBS-256-0817O CGD/10149-S63469